Commitments (Details Narrative) (10Q)	Feb. 02, 2016 USD ($)
Jonathan F. Head, Ph.D [Member]
Salary payable	$ 275,000
Andrew Kucharchuk Chief Financial Officer [Member]
Salary payable	$ 200,000